Acquisitions, Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified		9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Martinez Marine Terminal Acquisition	Apr. 02, 2012 Martinez Marine Terminal Acquisition	Sep. 14, 2012 Long Beach Assets Acquisition	Sep. 30, 2012 Long Beach Assets Acquisition	Nov. 15, 2012 Anacortes Rail Facility Acquisition	Sep. 30, 2012 Anacortes Rail Facility Acquisition	Apr. 02, 2012 Single-berth dock Martinez Marine Terminal Acquisition dock	Apr. 02, 2012 Storage tanks Martinez Marine Terminal Acquisition bbl tanks	Sep. 14, 2012 Storage tanks Long Beach Assets Acquisition tanks bbl	Apr. 02, 2012 Short-haul pipelines Martinez Marine Terminal Acquisition pipelines	Sep. 14, 2012 Short-haul pipelines Long Beach Assets Acquisition pipelines	Apr. 02, 2012 Firewater tanks Martinez Marine Terminal Acquisition tanks bbl	Sep. 14, 2012 Two-vessel berth dock Long Beach Assets Acquisition dock	Sep. 14, 2012 LA short-haul pipelines Long Beach Assets Acquisition	Sep. 14, 2012 Refined products pipelines from Wilmington Refinery pipelines	Sep. 14, 2012 Pipeline leased to third party pipelines	Nov. 15, 2012 Tracks for unloading platform tracks	Nov. 15, 2012 Receiving and departing tracks tracks	Nov. 15, 2012 Cars in unit train unit_train_cars	Nov. 15, 2012 Additional short track spurs tracks	Apr. 02, 2012 Common Martinez Marine Terminal Acquisition	Sep. 14, 2012 Common Long Beach Assets Acquisition	Nov. 15, 2012 Common Anacortes Rail Facility Acquisition	Apr. 02, 2012 General Partner Martinez Marine Terminal Acquisition	Sep. 14, 2012 General Partner Long Beach Assets Acquisition	Nov. 15, 2012 General Partner Anacortes Rail Facility Acquisition
Acquisition
Effective date of Acquisition		Apr. 01, 2012			Sep. 14, 2012		Nov. 15, 2012
Total consideration			$ 75.0	$ 210.0		$ 180.0
Cash consideration	256.5		67.5	189.0		162.0
Equity consideration, value			$ 7.5	$ 21.0		$ 18.0
Equity consideration, number of units (units)																						206,362	462,825	309,838	4,212	9,446	93,289
Limited partnership interest																						1.00%	1.00%	1.00%
Number of assets (assets)								1	5	6	5	3	2	1		2	1	4	2	100	2
Capacity (bpd)				200,000		50,000		145,000							70,000
Capacity (barrels)									425,000	235,000			48,000